Equipment, Right-of-Use asset and Process Plant (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Equipment	Equipment consists of the following:
	March 31,	December 31,
	2023	2022

Equipment	$980,575	$920,571
	980,575	920,571
Less accumulated depreciation	(414,059)	(369,367)
Equipment, net	$566,516	$551,204
Equipment consists of the following:
	December 31,	December 31,
	2022	2021

Equipment	$920,571	$603,972
	920,571	603,972
Less accumulated depreciation	(369,367)	(207,078)
Equipment, net	$551,204	$396,894

Schedule of Plant Asset Consists

Process plant consists of the following:

	March 31,	December 31,
	2023	2022

Plant purchase price less inventory	$3,633,292	$3,633,292
Demobilization	2,204,539	2,201,414
Site preparation costs	3,256,110	2,296,266
Pend Oreille plant asset, net	$9,093,941	$8,130,972

At December 31, 2022, the asset consists of the following:

December 31, 2022
Deposit paid	$500,000
Sales tax paid	231,000
Value of shares issued	1,970,264
Value of warrants issued	1,273,032
Total plant & inventory purchased	3,974,296
Site preparation costs	2,296,266
Demobilization	2,201,414
Less spare parts inventory	(341,004)
Pend Oreille plant asset, net	$8,130,972

Schedule of Right-of-use Asset	Right-of-use asset consists of the following:
	March 31,	December 31,
	2023	2022

Loader lease	114,920	-
Loader accumulated depreciation	(6,384)	-
Right-of-use asset, net	$108,536	$-
Right-of-use asset consists of the following:
	December 31,	December 31,
	2022	2021

Office lease	$319,133	319,133
Less accumulated depreciation	(319,133)	(266,780)
Right-of-use asset, net	$-	$52,353